Derivative Instruments and Hedging Activities (Credit Risk-Related Contingent Features) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit Risk-Related Contingent Features [Line Items]
Derivative Liability, Fair Value of Collateral	$ 104	$ 0
Derivative, Collateral, Right to Reclaim Cash	$ 42	$ 0